Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Pension Benefits
Defined Benefit Plan Assets Target Allocations
US equities	34.00%
US real-estate-related equities (sub allocation)	5.00%
International equities	29.00%
Fixed income securities	37.00%
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	$ 362.5	$ 347.1	$ 292.0
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1.0
Domestic Pension Benefits | U.S. Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	128.1	111.1
Domestic Pension Benefits | U.S. Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | U.S. Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	128.1	111.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits | U.S. Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | International Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	96.1	90.7
Domestic Pension Benefits | International Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | International Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	96.1	90.7
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits | International Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Fixed Income Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	112.9	115.4
Domestic Pension Benefits | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	112.9	115.4
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Private Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	13.0	14.8
Domestic Pension Benefits | Private Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	13.0	14.8	15.4
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1.0
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	12.3	14.2
Domestic Pension Benefits | Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	12.3	14.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Domestic Pension Benefits | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Alternative Investments [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0.1	0.9
Domestic Pension Benefits | Alternative Investments [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Alternative Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Alternative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0.1	0.9	14.5
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	349.4	331.4
Domestic Pension Benefits | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	13.1	15.7	29.9
Non-U.S. Pension Benefits
Defined Benefit Plan Assets Target Allocations
Equity securities (Range minimum)	50.00%
Equity securities (Range maximum)	60.00%
Fixed income securities (Range minimum)	40.00%
Fixed income securities (Range maximum)	50.00%
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	510.5	475.0	368.9
Non-U.S. Pension Benefits | Fixed Income Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	176.1	166.0
Non-U.S. Pension Benefits | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	20.4	18.8
Non-U.S. Pension Benefits | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	155.7	147.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least weekly
Redemption Notice Period	No more than 5 days
Non-U.S. Pension Benefits | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Equity Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	249.0	222.5
Non-U.S. Pension Benefits | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	49.0	39.1
Non-U.S. Pension Benefits | Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	200.0	183.4
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 1 month
Non-U.S. Pension Benefits | Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	82.0	79.3
Non-U.S. Pension Benefits | Insurance Contracts [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	82.0	79.3
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Not applicable
Redemption Notice Period	Not applicable
Non-U.S. Pension Benefits | Insurance Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	3.4	7.2
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	3.2	7.0
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0.2	0.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Non-U.S. Pension Benefits | Cash / Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits | Quoted Prices in Active Markets (Level I) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	72.6	64.9
Non-U.S. Pension Benefits | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	437.9	410.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Non-U.S. Pension Benefits | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value of Plan Assets	$ 0	$ 0